Share Capital	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Share capital
Share capital

Authorized capital stock
The authorized capital stock of the Company is as follows:

•	Unlimited number of Common Shares, without par value

•	Unlimited number of Class A Preferred Shares, without par value, issuable in series

•	Unlimited number of Class B Preferred Shares, without par value, issuable in series

Common shares

In millions	December 31,	2018	2017	2016
Issued common shares		727.3	744.6	763.8
Common shares in Share Trusts		(2.0)	(2.0)	(1.8)
Outstanding common shares		725.3	742.6	762.0

Repurchase of common shares
The Company may repurchase its common shares pursuant to a Normal Course Issuer Bid (NCIB) at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange. The Company may repurchase up to 5.5 million common shares between October 30, 2018 and January 31, 2019 under its NCIB. As at December 31, 2018, the Company had repurchased 2.6 million common shares under this NCIB.
The following table provides the information related to the share repurchases for the years ended December 31, 2018, 2017 and 2016:

In millions, except per share data	Year ended December 31,	2018	2017	2016
Number of common shares repurchased (1)		19.0	20.4	26.4
Weighted-average price per share		$104.99	$98.27	$75.85
Amount of repurchase (2)		$2,000	$2,000	$2,000

(1)	Includes repurchases in the first and second quarters of 2017 and each quarter of 2016, pursuant to private agreements between the Company and arm's-length third-party sellers.

(2)	Includes settlements in subsequent periods.

See Note 20 - Subsequent event for information on the Company's new NCIB.

Share Trusts
The Company's Share Trusts purchase CN's common shares on the open market, which are used to deliver common shares under the Share Units Plan (see Note 15 – Stock-based compensation). Shares purchased by the Share Trusts are retained until the Company instructs the trustee to transfer shares to participants of the Share Units Plan. Common shares purchased by the Share Trusts are accounted for as treasury stock. The Share Trusts may sell shares on the open market to facilitate the remittance of the Company's employee tax withholding obligations. In 2019, the Share Trusts could purchase up to 1.2 million common shares on the open market in anticipation of future settlements of equity settled PSU awards.
The following table provides the information related to the share purchases and settlements by Share Trusts for the years ended December 31, 2018, 2017 and 2016:

In millions, except per share data	Year ended December 31,	2018	2017	2016
Share purchases by Share Trusts
Number of common shares		0.4	0.5	0.7
Weighted-average price per share		$104.87	$102.17	$84.99
Amount of purchase		$38	$55	$60
Share settlements by Share Trusts
Number of common shares		0.4	0.3	0.3
Weighted-average price per share		$84.53	$77.99	$73.31
Amount of settlement		$31	$24	$23

Additional paid-in capital
Additional paid-in capital includes the stock-based compensation expense on equity settled awards and other items relating to equity settled awards. Upon the exercise of stock options, the stock-based compensation expense related to those awards is reclassified from Additional paid-in capital to Common shares. In the fourth quarter of 2018, the Company changed its presentation for the settlement of equity-settled awards when purchasing shares on the open market, on a retrospective basis. Whereas previously upon settlement, the stock-based compensation expense was reclassified from Additional paid-in capital to Common shares and the settlement cost was recorded in Additional paid-in capital, now upon settlement, the Company records in Retained earnings the excess, if any, of the settlement cost of the awards over the related stock-based compensation expense, with no adjustment to Common shares. The Company reclassified prior year balances for Common shares, Additional paid-in capital, and Retained earnings in the Consolidated Balance Sheets to conform with the new presentation. For the years ended December 31, 2017, 2016 and 2015, the impact of this reclassification increased Additional paid-in capital by $192 million, $86 million and $4 million, respectively, decreased Common shares by $167 million, $83 million and $4 million, respectively, and decreased Retained earnings by $25 million, $3 million and $nil, respectively.